Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Total	$ 64,315,354	$ 61,120,888	$ 57,911,843
Percentage of revenue	100.00%	100.00%	100.00%
IRELAND
Disaggregation of Revenue [Line Items]
Total	$ 36,035,893	$ 29,773,425	$ 29,758,799
Percentage of revenue	56.00%	49.00%	51.40%
UNITED STATES
Disaggregation of Revenue [Line Items]
Total	$ 27,726,349	$ 30,763,166	$ 27,633,700
Percentage of revenue	43.00%	50.00%	47.70%
Rest of World [Member]
Disaggregation of Revenue [Line Items]
Total	$ 553,112	$ 584,297	$ 519,344
Percentage of revenue	1.00%	1.00%	0.90%
Commercial Sales of Goods [Member]
Disaggregation of Revenue [Line Items]
Total	$ 57,883,819	$ 55,580,809	$ 53,343,177
Percentage of revenue	90.00%	91.00%	92.00%
Sales Under Special Access Reimbursement Programs [Member]
Disaggregation of Revenue [Line Items]
Total	$ 6,431,535	$ 5,540,079	$ 4,568,666
Percentage of revenue	10.00%	9.00%	8.00%